Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Cost [Member]
Cost
Beginning balance	RM 3,610,860		RM 3,851,713
Additions	2,562,064		1,462,166
Disposal of controlling interest in subsidiaries	(396,718)
Disposals			(1,689,971)
Currency realignment	(24,575)		(13,048)
Ending balance	5,751,631		3,610,860
Ending balance (in Dollars)	5,751,631		3,610,860
Cost [Member] | Office equipment [Member]
Cost
Beginning balance	323,014		304,609
Additions	49,699		26,977
Disposal of controlling interest in subsidiaries	(46,261)
Disposals			(6,497)
Currency realignment	(538)		(2,075)
Ending balance	325,914		323,014
Ending balance (in Dollars)	325,914		323,014
Cost [Member] | Fixtures and fittings [Member]
Cost
Beginning balance	373,023		361,505
Additions	453,450		11,794
Disposal of controlling interest in subsidiaries	(54,827)
Disposals
Currency realignment	(597)		(276)
Ending balance	771,049		373,023
Ending balance (in Dollars)	771,049		373,023
Cost [Member] | Office renovations [Member]
Cost
Beginning balance	2,437,358		2,143,925
Additions	1,266,100		304,130
Disposal of controlling interest in subsidiaries	(141,092)
Disposals
Currency realignment	(23,185)		(10,697)
Ending balance	3,539,181		2,437,358
Ending balance (in Dollars)	3,539,181		2,437,358
Cost [Member] | Computer & software [Member]
Cost
Beginning balance	378,820		328,415
Additions	89,432		54,904
Disposal of controlling interest in subsidiaries	(55,893)
Disposals			(4,499)
Currency realignment	(255)
Ending balance	412,104		378,820
Ending balance (in Dollars)	412,104		378,820
Cost [Member] | Machinery [Member]
Cost
Beginning balance
Additions	703,383
Disposal of controlling interest in subsidiaries
Disposals
Currency realignment
Ending balance	703,383
Ending balance (in Dollars)	703,383
Cost [Member] | Renovation in progress [Member]
Cost
Beginning balance	98,645		713,259
Additions			1,064,361
Disposal of controlling interest in subsidiaries	(98,645)
Disposals			(1,678,975)
Currency realignment
Ending balance			98,645
Ending balance (in Dollars)			98,645
Accumulated depreciation [Member]
Cost
Beginning balance	1,048,946		653,590
Disposal of controlling interest in subsidiaries	(226,022)		(2,753)
Currency realignment			(1,609)
Ending balance	1,040,646		1,048,946
Ending balance (in Dollars)	1,040,646		1,048,946
Accumulated depreciation
Depreciation for the period	222,546		399,718
Currency alignment	(4,824)
Accumulated depreciation [Member] | Office equipment [Member]
Cost
Beginning balance	91,204		58,903
Disposal of controlling interest in subsidiaries	(38,269)		(1,237)
Currency realignment			(20)
Ending balance	67,152		91,204
Ending balance (in Dollars)	67,152		91,204
Accumulated depreciation
Depreciation for the period	14,290		33,558
Currency alignment	(73)
Accumulated depreciation [Member] | Fixtures and fittings [Member]
Cost
Beginning balance	204,083		137,717
Disposal of controlling interest in subsidiaries	(45,596)
Currency realignment			(46)
Ending balance	203,329		204,083
Ending balance (in Dollars)	203,329		204,083
Accumulated depreciation
Depreciation for the period	45,019		66,412
Currency alignment	(177)
Accumulated depreciation [Member] | Office renovations [Member]
Cost
Beginning balance	597,520		369,999
Disposal of controlling interest in subsidiaries	(112,264)
Currency realignment			(1,525)
Ending balance	609,481		597,520
Ending balance (in Dollars)	609,481		597,520
Accumulated depreciation
Depreciation for the period	128,734		229,046
Currency alignment	(4,509)
Accumulated depreciation [Member] | Computer & software [Member]
Cost
Beginning balance	156,139		86,971
Disposal of controlling interest in subsidiaries	(29,893)		(1,516)
Currency realignment			(18)
Ending balance	160,684		156,139
Ending balance (in Dollars)	160,684		156,139
Accumulated depreciation
Depreciation for the period	34,503		70,702
Currency alignment	(65)
Accumulated depreciation [Member] | Machinery [Member]
Cost
Beginning balance
Disposal of controlling interest in subsidiaries
Currency realignment
Ending balance
Ending balance (in Dollars)
Accumulated depreciation
Depreciation for the period
Currency alignment
Accumulated depreciation [Member] | Renovation in progress [Member]
Cost
Beginning balance
Disposal of controlling interest in subsidiaries
Currency realignment
Ending balance
Ending balance (in Dollars)
Accumulated depreciation
Depreciation for the period
Currency alignment
Carrying amounts [Member]
Cost
Beginning balance	2,561,914
Ending balance	4,710,985	$ 1,118,282	2,561,914
Ending balance (in Dollars)	4,710,985		2,561,914
Carrying amounts [Member] | Office equipment [Member]
Cost
Beginning balance	231,810
Ending balance	258,762	61,424	231,810
Ending balance (in Dollars)	258,762		231,810
Carrying amounts [Member] | Fixtures and fittings [Member]
Cost
Beginning balance	168,940
Ending balance	567,720	134,764	168,940
Ending balance (in Dollars)	567,720		168,940
Carrying amounts [Member] | Office renovations [Member]
Cost
Beginning balance	1,839,838
Ending balance	2,929,700	695,445	1,839,838
Ending balance (in Dollars)	2,929,700		1,839,838
Carrying amounts [Member] | Computer & software [Member]
Cost
Beginning balance	222,681
Ending balance	251,420	59,682	222,681
Ending balance (in Dollars)	251,420		222,681
Carrying amounts [Member] | Machinery [Member]
Cost
Beginning balance
Ending balance	703,383	166,967
Ending balance (in Dollars)	703,383
Carrying amounts [Member] | Renovation in progress [Member]
Cost
Beginning balance	98,645
Ending balance			98,645
Ending balance (in Dollars)			RM 98,645